Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021
Cash		$ 978,280	$ 978,280
Cash equivalents		0	0
Assets Held-in-trust, Noncurrent		416,350,445	416,350,445
Net loss	$ (13,678,611)	(3,261,529)	(16,940,140)
Accretion Expense	$ 23,576,984		$ 23,576,984
Asset Held In Trust Account [Member]
Shares issued, price per share	$ 10.00
Common Stock Subject To Possible Redemption [Member]
Basic and diluted net loss per share			$ (0.51)
Additional Paid-in Capital
Accretion Expense			$ 11,338,767
Accumulated Deficit
Net loss	$ (13,678,611)	$ (3,261,529)
Accretion Expense			$ 12,238,217
Class A Common Stock
Common stock subject to possible redemption		41,634,412	41,634,412
Net loss			$ (435,182)
Basic and diluted net loss per share			$ (0.60)
Interest income earned on Trust Account			$ 721,974
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Net loss			$ (13,491,123)
Weighted average number of shares outstanding, basic and diluted			26,526,318
Basic and diluted net loss per share			$ (0.51)
Interest income earned on Trust Account			$ 26,526,318
Class A Common Stock | Non Redeemable Common Stock [Member]
Weighted average number of shares outstanding, basic and diluted			721,974
Basic and diluted net loss per share			$ (0.60)
Triggering Events Stock Trading Price One [Member] | Class A Common Stock
Conversion of share, price per share	$ 20.00
Triggering Events Stock Trading Price Two [Member] | Class A Common Stock
Conversion of share, price per share	25.00
Triggering Events Stock Trading Price Three [Member] | Class A Common Stock
Conversion of share, price per share	$ 30.00